Stock-based Compensation - Nonvested Stock Option Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lower range (in dollars per share)	$ 8.2576
Upper range (in dollars per share)	$ 80.00
Number of unvested shares (in shares)	189,859	116,642
Exercise Price Range One [Member]
Lower range (in dollars per share)	$ 8.2576
Upper range (in dollars per share)	$ 80.00
Exercise Price Range One [Member] | Minimum [Member]
Number of unvested shares (in shares)	151,495
Exercise Price Range One [Member] | Maximum [Member]
Number of unvested shares (in shares)		39,646
Exercise Price Range Two [Member]
Lower range (in dollars per share)	$ 80.01
Upper range (in dollars per share)	$ 160.00
Exercise Price Range Two [Member] | Minimum [Member]
Number of unvested shares (in shares)	31,436
Exercise Price Range Two [Member] | Maximum [Member]
Number of unvested shares (in shares)		51,165
Exercise Price Range Three [Member]
Lower range (in dollars per share)	$ 160.01
Upper range (in dollars per share)	$ 240.00
Exercise Price Range Three [Member] | Minimum [Member]
Number of unvested shares (in shares)	5,668
Exercise Price Range Three [Member] | Maximum [Member]
Number of unvested shares (in shares)		11,659
Exercise Price Range Four [Member]
Lower range (in dollars per share)	$ 240.01
Upper range (in dollars per share)	$ 320.00
Exercise Price Range Four [Member] | Minimum [Member]
Number of unvested shares (in shares)	1,260
Exercise Price Range Four [Member] | Maximum [Member]
Number of unvested shares (in shares)		8,740
Exercise Price Range Five [Member]
Lower range (in dollars per share)	$ 320.01
Upper range (in dollars per share)	$ 327.20
Exercise Price Range Five [Member] | Minimum [Member]
Number of unvested shares (in shares)
Exercise Price Range Five [Member] | Maximum [Member]
Number of unvested shares (in shares)		5,432